Commitments - Financial Instrument Whose Contract Amounts Represent Credit Risk (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Commitments to Extend Credit [Member]
Product Royalty Future Minimum Payment Due [Line Items]
Commitments to extend credit	$ 182,820,000	$ 141,887,000
Standby Letters of Credit [Member]
Product Royalty Future Minimum Payment Due [Line Items]
Stand-by letters of credit	$ 8,085,000	$ 4,066,000